Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
Schedule of Equity Securities in ADS Terms

The table below summarizes the Company’s underlying equity securities other than those stemming from share-based payment in ADS terms, as of June 30, 2026, and reflecting the ratio change described in Note 3A above:

	Warrants outstanding as of June 30, 2026	Exercise price in USD	Expiration date
Pre-funded warrants	48,452	$ 0.03	Oct. 2035
Shares in abeyance (*)	183,809	-	-
Ordinary warrants	664,354	$4.69 - $1,200	Dec. 2027 – Jun. 2031
Total outstanding	896,615

(*)	See above note 3C